Segment Reporting	12 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Reporting

(16) SEGMENT REPORTING

The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer.

The Company’s individual strategic product groups (“SPGs”) are organized into three operating segments based on the similarities of business activities: Physical Infrastructure, Cloud and Connectivity and Other. The Company’s operating segments are also its reporting segments. The Physical Infrastructure operating segment is comprised of the following SPGs: Dark Fiber, Mobile Infrastructure, and Zayo Colocation (“zColo”). The Cloud and Connectivity operating segment is comprised of the following SPGs: Wavelengths, Ethernet, IP, SONET and Cloud. SPGs report directly to the segment managers who are responsible for the operations and financial results for the Physical Infrastructure, Cloud and Connectivity and Other reportable segments. The segment managers for each of the Physical Infrastructure, Cloud and Connectivity and Other operating segments report directly to the CODM, and it is the financial results of those segments that are evaluated and drive the resource allocation decisions.

The Company’s three operating segments are described below:

Physical Infrastructure. Through the Physical Infrastructure segment, the Company provides raw bandwidth infrastructure to customers that require more control of their internal networks. These services include dark fiber, mobile infrastructure (fiber-to-the-tower and small cell), and colocation and interconnection. Dark fiber is a physically separate and secure, private platform for dedicated bandwidth. The Company leases dark fiber pairs (usually 2 to 12 total fibers) to its customers, who “light” the fiber using their own optronics. The Company’s mobile infrastructure services provide direct fiber connections to cell towers, small cells, hub sites, and mobile switching centers. The Company’s datacenters offer colocation and interconnection services to its customers, who then house and power the Company’s computing and networking equipment for the purpose of aggregating and distributing data, voice, Internet, and video traffic. Physical Infrastructure customers include carriers and other communication service providers, Internet service providers, wireless service providers, major media and content companies, large enterprises, and other companies that have the expertise to run their own fiber optic networks or require interconnected technical space. The contract terms in the Physical Infrastructure segment generally tend to range from three to twenty years.

Cloud and Connectivity. The Cloud and Connectivity segment provides bandwidth infrastructure solutions over the Company’s metro, regional, and long-haul fiber networks where it uses optronics to light the fiber and the Company’s customers pay for access based on the amount and type of bandwidth they purchase. The Company’s services within this segment include wavelength, Ethernet, IP, SONET, and cloud services with capacity ranging from 1.54Mb to 100G. The Company targets customers who require a minimum of 10G of bandwidth across their networks. Cloud and Connectivity customers include carriers, financial services companies, healthcare, government institutions, education institutions and other enterprises. The contract terms in this segment tend to range from two to five years.

Other. The Other segment is primarily comprised of ZPS. ZPS provides network and technical resources to customers in designing, acquiring and maintaining their networks. Services are typically provided for a term of one year for a fixed recurring monthly fee in the case of network and on an hourly basis for technical resources (usage revenue).

Revenues for all of the Company’s products are included in one of the Company’s three segments. The results of operations for each segment include an allocation of certain indirect costs and corporate related costs, including overhead and third party-financed debt. The allocation is based on a percentage that represents management’s estimate of the relative burden each segment bears of indirect and corporate costs. Management has evaluated the allocation methods utilized to allocate these costs and determined they are systematic and rational. Identifiable assets for each reportable segment are reconciled to total consolidated assets including unallocated corporate assets and intersegment eliminations. Unallocated corporate assets consist primarily of cash and deferred taxes.

Segment Adjusted EBITDA

Segment Adjusted EBITDA is the primary measure used by the Company’s CODM to evaluate segment operating performance.

The Company defines Segment Adjusted EBITDA as earnings from continuing operations before interest, income taxes, depreciation and amortization (“EBITDA”) adjusted to exclude acquisition or disposal-related transaction costs, losses on extinguishment of debt, stock-based compensation, unrealized foreign currency gains (losses) on intercompany loans, and non-cash income (loss) on equity and cost method investments. The Company uses Segment Adjusted EBITDA to evaluate operating performance, and this financial measure is among the primary measures used by management for planning and forecasting of future periods. The Company believes that the presentation of Segment Adjusted EBITDA is relevant and useful for investors because it allows investors to view results in a manner similar to the method used by management and facilitates comparison of the Company’s results with the results of other companies that have different financing and capital structures.

Segment Adjusted EBITDA results, along with other quantitative and qualitative information, are also utilized by the Company and its Compensation Committee for purposes of determining bonus payouts to employees.

Segment Adjusted EBITDA has limitations as an analytical tool and should not be considered in isolation from, or as a substitute for, analysis of the Company’s results from operations and operating cash flows as reported under GAAP. For example, Segment Adjusted EBITDA:

•	does not reflect capital expenditures, or future requirements for capital and major maintenance expenditures or contractual commitments;
•	does not reflect changes in, or cash requirements for, working capital needs;
•	does not reflect the significant interest expense, or the cash requirements necessary to service the interest payments, on the Company’s debt; and
•	does not reflect cash required to pay income taxes.

	For the year ended June 30, 2015
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$662.4	$661.5	$23.2	$—	$1,347.1
Segment Adjusted EBITDA	432.8	344.5	5.3	—	782.6
Total assets	3,694.3	1,976.0	35.0	388.7	6,094.0
Capital expenditures	328.4	201.8	0.2	—	530.4

	For the year ended June 30, 2014
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$495.4	$606.2	$28.1	$—	$1,129.7
Segment Adjusted EBITDA	325.6	326.7	8.0	—	660.3
Total assets	2,872.5	1,739.1	43.1	326.2	4,980.9
Capital expenditures	209.2	151.6	—	—	360.8

	For the year ended June 30, 2013
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$413.0	$570.5	$27.8	$(0.3)	$1,011.0
Segment Adjusted EBITDA	276.1	278.3	6.2	(0.1)	560.5
Total assets (1)	2,311.5	1,685.5	32.4	122.7	4,152.1
Capital expenditures, net of stimulus grant reimbursements	180.3	143.0	—	—	323.3

Reconciliation from Total Segment Adjusted EBITDA to net loss from operations

	For the year ended June 30,
	2015	2014	2013
	(in millions)
Total Segment Adjusted EBITDA	$782.6	$660.3	$560.5
Interest expense	(214.0)	(203.5)	(202.5)
Depreciation and amortization expense	(406.2)	(338.2)	(324.5)
Transaction costs	(5.9)	(4.5)	(14.2)
Stock-based compensation	(200.7)	(253.7)	(105.8)
Loss on extinguishment of debt	(94.3)	(1.9)	(77.3)
Unrealized foreign currency gain/(loss)	(24.4)	4.7	0.1
Non-cash loss on investments	(0.9)	—	—
Net loss from continuing operations before provision for income taxes	$(163.8)	$(136.8)	$(163.7)

The following is a summary of geographical information (in millions):

	For the year ended June 30,
	2015	2014	2013
Revenue from external customers:
United States	$1,193.5	$1,059.3	$953.1
United Kingdom	119.0	70.3	57.5
Japan	—	0.1	0.4
France	34.6	—	—
Total Revenue	$1,347.1	$1,129.7	$1,011.0
Long-lived assets:
United States	$3,848.0	$3,140.2	2,995.3
United Kingdom	405.3	429.9	120.2
Japan	0.3	0.3	—
France	48.7	—	—
Total Long-lived assets	$4,302.3	$3,570.4	$3,115.5

The Company includes all non-current assets, except for goodwill in its long-lived assets.

On July 2, 2014, the Company acquired Neo. The Company reported the operating results of Neo in the “Other Segment” in its previously filed Quarterly Reports on Form 10-Q during Fiscal 2015. During the quarter ended June 30, 2015, the Company implemented certain changes to its SPG structure which resulted in the operating results and assets of the acquired Neo entity to be further distributed amongst the Physical Infrastructure and Cloud and Connectivity reporting segments. The tables below reflect a recast of previously reported quarterly segment financial information which gives effect to this change. Additionally, total assets in the table below have been adjusted to exclude debt issuance costs (see Note 8–Long Term Debt).

	For the three months ended September 30, 2014
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$154.0	$160.5	$6.1	$—	$320.6
Segment Adjusted EBITDA	98.4	83.2	1.4	—	183.0
Total assets	2,891.8	1,756.5	40.5	284.1	4,972.9
Capital expenditures, net of stimulus grant reimbursements	69.0	46.3	—	—	115.3

	For the three months ended December 31, 2014
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$156.4	$162.0	$5.5	$—	$323.9
Segment Adjusted EBITDA	102.9	85.7	1.1	—	189.7
Total assets	2,900.5	1,768.0	36.1	284.2	4,988.8
Capital expenditures, net of stimulus grant reimbursements	77.0	52.5	—	—	129.5

	For the six months ended December 31, 2014
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$310.4	$322.6	$11.5	$—	$644.5
Segment Adjusted EBITDA	201.3	168.9	2.5	—	372.7
Capital expenditures, net of stimulus grant reimbursements	146.0	98.8	—	—	244.8

	For the three months ended March 31, 2015
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$168.2	$166.8	$5.7	$—	$340.7
Segment Adjusted EBITDA	110.5	87.3	1.2	—	199.0
Total assets	3,615.5	1,946.3	38.5	285.9	5,886.2
Capital expenditures, net of stimulus grant reimbursements	83.2	46.9	—	—	130.1

	For the nine months ended March 31, 2015
	(in millions)
	Physical Infrastructure	Cloud and Connectivity	Other	Corp/ Eliminations	Total
Revenue from external customers	$478.6	$489.4	$17.2	$—	$985.2
Segment Adjusted EBITDA	311.7	256.2	3.8	—	571.7
Capital expenditures, net of stimulus grant reimbursements	229.2	145.7	—	—	374.9